Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities
Accrued payroll and related expenses	$ 14,370	$ 17,139
Accrued mask, mold fees and other expenses for RD	17,352	10,651
Received in advance from disposal of land		7,383
Accrued software maintenance	8,323	7,215
Lease liabilities	1,752	3,708
Payable for purchases of building and equipment	3,336	3,160
Allowance for sales return and discounts	588	207
Provision on onerous inventory contract	2,550	138
Accrued insurance, welfare expenses, professional fee and others	20,172	13,994
Other current liabilities	$ 68,443	$ 63,595